Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties
Contract amounts
$ millions, as at October 31	2018	2017 (1)
Securities lending (2)	$51,550	$46,753
Unutilized credit commitments (3)	224,746	209,433
Backstop liquidity facilities	10,520	11,195
Standby and performance letters of credit	13,242	12,764
Documentary and commercial letters of credit	199	214
	$300,257	$280,359

(1)	Certain information has been reclassified to conform the presentation adopted in the current year.
(2)	Excludes securities lending of $2.7 billion (2017: $2.0 billion) for cash because it is reported on the consolidated balance sheet.
(3)	Includes $116.5 billion (2017: $111.7 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary of Future Minimum Lease Payments and Receipt for Operating Lease Commitments

Future minimum lease payments and receipts for operating lease commitments for each of the five succeeding years and thereafter are as follows:

	Operating leases
$ millions, as at October 31, 2018	Payments	Receipts (2)
2019	$494	$127
2020	472	127
2021	484	132
2022	435	133
2023	370	134
2024 and thereafter	3,505	1,239
(1)	Total rental expense (excluding servicing agreements) in respect of buildings and equipment was $494 million (2017: $476 million; 2016: $445 million).
(2)	Includes sub-lease income from a finance lease property, a portion of which is rented out and considered an investment property.

Summary of Future Minimum Lease Payments for Finance Lease Commitments

Future minimum lease payments for finance lease commitments for each of the five succeeding years and thereafter are as follows:

$ millions, as at October 31, 2018
2019	$52
2020	50
2021	48
2022	45
2023	42
2024 and thereafter	285
522
Less: future interest charges	168
Present value of finance lease commitments	$354

(1)	Total interest expense related to finance lease arrangements was $25 million (2017: $28 million; 2016: $30 million).

Summary Of Asset Pledging Amounts and Related Activities

The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2018	2017 (1)
Assets pledged in relation to:
Securities borrowing and lending	$47,894	$46,086
Obligations related to securities sold under repurchase agreements	31,058	27,568
Obligations related to securities sold short	13,782	13,707
Securitizations	22,893	23,292
Covered bonds	21,544	18,805
Derivatives	11,680	9,084
Foreign governments and central banks (2)	686	555
Clearing systems, payment systems, and depositories (2)	5,867	4,333
Other	675	1,488
	$156,079	$144,918

(1)	Certain information has been restated to conform to the presentation adopted in the current year.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or to have access to central bank facilities in foreign jurisdictions.